UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         203-622-2978

Date of fiscal year end:  9/30

Date of reporting period:6/30/06

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS
As of June 30, 2006 (Unaudited)

		Shares	Value
	Common Stock - 88.03%
	Alternative Energy - 8.99%
	Aventine Renewable Energy Holdings, Inc.	10,000	$ 389,000
	Sunpower Corp., Class A *	10,000	280,200
	Suntech Power Holdings Co. *	10,000	282,500
	Verasun Energy Corp. *	26,000	682,240
			1,633,940
	Business Services - 12.53%
	Global Cash Access, Inc. *	28,000	437,640
	IHS, Inc. *	20,000	592,600
	Verifone Holdings, Inc. *	23,000	701,040
	Wright Express Corp. *	19,000	546,060
			2,277,340

	Chemicals - 2.28%
	Rockwood Holdings, Inc. *	18,000	414,180

	Coal - 3.62%
	Foundation Coal Holdings, Inc.	14,000	657,020

	Computer Services / Technology - 3.15%
	Smart Modular Technologies, Inc. *	20,000	175,600
	Xyratex Ltd. *	15,000	396,750
			572,350

	E-Commerce - 2.65%
	VistaPrint Ltd. *	18,000	481,320

	Education - 0.65%
	Lincoln Educational Services *	6,900	117,921

	Electronics - 1.74%
	Ituran Location and Control Ltd. *	22,500	315,225

IPO+

PORTFOLIO OF INVESTMENTS

As of June 30, 2006 (Unaudited) (Continued)

		Shares	Value
	Financial Services - 5.34%
	Intercontinental Exchange *	8,000	$ 463,520
	Lazard Ltd., Class A	12,500	505,000
			968,520

	Healthcare Services - 6.35%
	Brookdale Senior Living, Inc.	10,000	447,400
	Nighthawk Radiology Holdings, Inc. *	15,000	269,100
	Restore Medical, Inc. *	6,228	47,956
	Visicu, Inc. *	22,000	388,300
			1,152,756

	Insurance - 3.84%
	Genworth Financial, Inc., Class A	20,000	696,800

	Miscellaneous Manufacturing - 3.77%
	American Railcar Industries	15,000	496,650
	Dresser-Rand Group, Inc. *	8,000	187,840
			684,490
	Oil / Gas - 9.80%
	Basic Energy Services, Inc. *	18,000	550,260
	Bill Barrett Corp. *	10,000	296,100
	Hercules Offshore, Inc. *	10,000	350,000
	W&T Offshore, Inc.	15,000	583,350
			1,779,710

	Personal Care Products - 3.29%
	Herbalife Ltd. *	15,000	598,500

	Pharmaceuticals - 4.36%
	Adams Respiratory Therapeutics, Inc. *	13,000	580,060
	Replidyne, Inc. *	20,400	211,752
			791,812

	Restaurants - 3.97%
	Tim Hortons, Inc.	28,000	721,000

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of June 30, 2006 (Unaudited) (Continued)

		Shares	Value
	Semiconductors - 2.37%
	Saifun Semiconductors Ltd. *	15,000	$ 429,750

	Telecom Services - 4.27%
	Neustar, Inc., Class A *	23,000	776,250

	Utilities - 5.08%
	CPFL Energia SA	10,000	365,500
	ITC Holdings Corp.	21,000	558,180
			923,680

	Total Common Stocks (Cost $14,769,402)		15,992,564

	Short-Term Investments - 4.68%
	Registered Investment Companies - 4.68%
	BNY Hamilton Money Fund, Hamilton Shares,
	due 7/3/06 (Cost $850,000)	850,000	850,000

	Total Investments - 92.70%
	(Cost $15,619,402)(a)		$ 16,842,564
	Assets in Excess of Other Liabilities - 7.30%		1,325,379
	Net Assets 100.00%		$ 18,167,943

		Shares	Value
	Securities Sold Short
	Huntsman Corp.	10,000	$ 173,200
	Pike Electric Corp.	10,000	192,600
	Total Securities Sold Short (Proceeds $358,045)		365,800

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $15,619,402. At June 30, 2006 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was $1,223,162. This consists of aggregate gross unrealized
	appreciation of $1,714,462 and aggregate gross unrealized depreciation of $491,300.

APPENDIX A:

SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value as determined in good faith by the Board.

There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of June 30, 2006, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date      08/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date      8/28/06

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date      8/28/06